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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Melanie Ringold

11 Greenway Plaza, Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza,

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/22 – 6/30/23

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07890
Reporting Period: 07/01/2022 - 06/30/2023
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

=Invesco AMT-Free Municipal Income Fund=========================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco California Municipal Fund==============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Environmental Focus Municipal Fund=====================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco High Yield Municipal Fund==============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Intermediate Term Municipal Income Fund================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Limited Term California Municipal Fund=================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Limited Term Municipal Income Fund=====================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Municipal Income Fund==================================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco New Jersey Municipal Fund==============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Pennsylvania Municipal Fund============================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Rochester (R) AMT-Free New York Municipal Fund=========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Rochester (R) Limited Term New York Municipal Fund=====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=Invesco Rochester (R) Municipal Opportunities Fund=============================

Delta Air Lines, Inc.

Ticker: DAL                  Security ID: 247361702
Meeting Date: JUN 15, 2023   Meeting Type: Annual
Record Date: APR 28, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Edward H. Bastian        For       For          Management
1b    Elect Director Greg Creed               For       For          Management
1c    Elect Director David G. DeWalt          For       For          Management
1d    Elect Director William H. Easter, III   For       For          Management
1e    Elect Director Leslie D. Hale           For       For          Management
1f    Elect Director Christopher A. Hazleton  For       For          Management
1g    Elect Director Michael P. Huerta        For       For          Management
1h    Elect Director Jeanne P. Jackson        For       For          Management
1i    Elect Director George N. Mattson        For       For          Management
1j    Elect Director Vasant M. Prabhu         For       For          Management
1k    Elect Director Sergio A. L. Rial        For       For          Management
1l    Elect Director David S. Taylor          For       For          Management
1m    Elect Director Kathy N. Waller          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management
5     Submit Severance Agreement (Change-in-C Against   For          Shareholder
      ontrol) to Shareholder Vote
6     Adopt and Disclose a Freedom of Associa Against   For          Shareholder
      tion and Collective Bargaining Policy

--------------------------------------------------------------------------------

Energy Harbor Corp.

Ticker: ENGH                 Security ID: 29279N102
Meeting Date: SEP 9, 2022    Meeting Type: Written Consent
Record Date: AUG 15, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director John W. Judge            For       For          Management
2     Elect Director John Kiani               For       For          Management
3     Elect Director Douglas G. Johnston      For       For          Management
4     Elect Director John W. (Bill) Pitesa    For       For          Management
5     Elect Director Stephen E. Burnazian     For       Against      Management
6     Elect Director Kevin T. Howell          For       For          Management
7     Elect Director Jennifer R. Kneale       For       For          Management
8     Elect Director John C. Blickle          For       For          Management

--------------------------------------------------------------------------------

General Motors Company

Ticker: GM                   Security ID: 37045V100
Meeting Date: JUN 20, 2023   Meeting Type: Annual
Record Date: APR 21, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mary T. Barra            For       For          Management
1b    Elect Director Aneel Bhusri             For       For          Management
1c    Elect Director Wesley G. Bush           For       For          Management
1d    Elect Director Joanne C. Crevoiserat    For       For          Management
1e    Elect Director Linda R. Gooden          For       For          Management
1f    Elect Director Joseph Jimenez           For       Against      Management
1g    Elect Director Jonathan McNeill         For       For          Management
1h    Elect Director Judith A. Miscik         For       For          Management
1i    Elect Director Patricia F. Russo        For       For          Management
1j    Elect Director Thomas M. Schoewe        For       For          Management
1k    Elect Director Mark A. Tatum            For       For          Management
1l    Elect Director Jan E. Tighe             For       For          Management
1m    Elect Director Devin N. Wenig           For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management
5     Report on Risks Related to Operations i Against   Against      Shareholder
      n China
6     Provide Right to Act by Written Consent Against   Against      Shareholder
7     Report on Setting Sustainable Sourcing  Against   Against      Shareholder
      Targets

=Invesco Rochester (R) New York Municipals Fund=================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
President/Principal Executive Officer

Date	August 7, 2023

*	Please print the name and title of the signing officer below the signature.